CONDENSED PARENT ONLY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET

	As of
	December 31,	December 31,
	2025	2024
Assets
Investment in subsidiaries	$6,987,304	$9,321,708
Total Assets	6,987,304	9,321,708

Liabilities and Shareholders’ Equity
Shareholders’ equity:
Ordinary shares (US$0.001 par value per share; nil and 50,000,000 shares authorized as of December 31, 2025 and 2024; Nil and 8,630,000 shares issued as of December 31, 2025 and 2024, respectively; Nil and 7,780,000 shares outstanding as of December 31, 2025 and 2024, respectively)	-	8,630
Class A ordinary shares (US$0.001 par value per share; 90,000,000 and nil shares authorized as of December 31, 2025 and 2024; 8,838,194 and nil shares issued and outstanding as of December 31, 2025 and 2024, respectively)	8,839	-
Class B ordinary shares (US$0.001 par value per share; 10,000,000 and nil shares authorized as of December 31, 2025 and 2024; 3,730,320 and nil shares issued and outstanding as of December 31, 2025 and 2024, respectively)	3,730	-
Subscription receivable	-	-
Additional paid-in capital	10,804,674	8,781,273
Retained earnings	(3,630,560)	1,109,567
Accumulated other comprehensive income	(199,379)	(577,762)
Equity attributable to LOBO Technologies LTD’s shareholders	$6,987,304	$9,321,708
Total shareholders’ equity	6,987,304	9,321,708
Total Liabilities and Shareholders’ Equity	6,987,304	9,321,708

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF OPERATION

As of
	December 31,	December 31,
	2025	2024
Revenues	$-	$-
Cost of revenues	-	-
Gross Profit	-	-

Operating expenses
Selling and marketing expenses	-	-
General and administrative expenses	-	-
Research and development expenses	-	-
Total operating expenses	-	-

Operating income	-	-

Other expenses (income)
Interest expense (income)	-	-
Other (income) expense	-	-
Total other expenses, net	-	-
Income before income tax expense	-	-
Income tax expense	-	-
Equity income of subsidiaries	(5,476,695)	(812,836)
Net Income	$(5,476,695)	$(812,836)

Other comprehensive income (loss):
Foreign currency translation adjustments	378,383	(199,972)
Total comprehensive income	$(5,098,312)	$(1,012,808)

SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS

As of
	December 31,	December 31,
	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$(5,476,695)	$(812,836)
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	5,476,695	812,836
Net cash provided by (used in) operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	-	-

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	-	-
CASH AND CASH EQUIVALENTS, beginning of period	-	-
CASH AND CASH EQUIVALENTS, end of period	$-	$-